DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Narrative (Details)	12 Months Ended
Dec. 31, 2022 EUR (€)
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	€ 0